EQUITY (Details 2) - Stock Option [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expected term		5 years 6 months
Expected average volatility		153.00%
Risk-free interest rate		3.18%
Minimum [Member]
Expected term	5 years 6 months
Expected average volatility	110.00%
Risk-free interest rate	3.43%
Maximum [Member]
Expected term	6 years 3 months
Expected average volatility	150.00%
Risk-free interest rate	4.15%